U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

February 19, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    MANAGER DIRECTED PORTFOLIOS (the “Trust”)
Securities Act Registration No: 333-133691
Investment Company Act Registration No: 811-21897

Dear Sir or Madam:

On behalf of the Trust and its series, the Hood River Small-Cap Growth Fund (the “Fund”), attached please find the preliminary Proxy Statement to solicit shareholder approval of an investment advisory agreement between Hood River Capital Management LLC and the Trust, on behalf of the Fund.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6316 or alyssa.bernard@usbank.com.

Very truly yours,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Assistant Vice President
For U.S. Bank Global Fund Services